Eaton Vance
Global Equity Income Fund
July 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 98.6%
Security	Shares	Value
Aerospace & Defense — 2.8%
BAE Systems PLC	220,939	$ 5,271,741
Leonardo SpA	54,830	2,955,508
Safran SA	35,583	11,733,536
		$ 19,960,785
Automobile Components — 1.0%
Pirelli & C SpA(1)	1,006,137	$ 6,782,741
		$ 6,782,741
Banks — 9.4%
Banco Santander SA	644,934	$ 5,540,487
Barclays PLC	1,361,550	6,655,281
BNP Paribas SA	58,924	5,372,586
Citigroup, Inc.	66,718	6,251,477
Grupo Financiero Banorte SAB de CV, Class O	345,571	3,077,624
HDFC Bank Ltd.	127,184	2,918,656
ING Groep NV	269,972	6,291,813
KBC Group NV	35,198	3,671,288
NatWest Group PLC	469,413	3,258,466
Powszechna Kasa Oszczednosci Bank Polski SA	280,052	6,132,158
Societe Generale SA	158,343	10,106,797
Toronto-Dominion Bank	53,184	3,873,650
Truist Financial Corp.	82,143	3,590,471
		$ 66,740,754
Beverages — 0.6%
Diageo PLC	72,439	$ 1,755,743
Pernod Ricard SA	27,536	2,829,839
		$ 4,585,582
Biotechnology — 0.8%
CSL Ltd.	33,573	$ 5,807,599
		$ 5,807,599
Broadline Retail — 2.8%
Amazon.com, Inc.(2)	85,395	$ 19,991,823
		$ 19,991,823
Building Products — 0.8%
Carrier Global Corp.	84,320	$ 5,786,038
		$ 5,786,038
Security	Shares	Value
Capital Markets — 2.7%
Amundi SA(1)	60,734	$ 4,488,270
Bank of New York Mellon Corp.	29,820	3,025,239
Charles Schwab Corp.	45,233	4,420,621
London Stock Exchange Group PLC	30,321	3,695,977
State Street Corp.	29,532	3,300,201
		$ 18,930,308
Chemicals — 0.9%
Sika AG	26,236	$ 6,191,159
		$ 6,191,159
Construction Materials — 0.2%
CRH PLC	16,187	$ 1,545,049
		$ 1,545,049
Consumer Finance — 1.2%
Capital One Financial Corp.	39,583	$ 8,510,345
		$ 8,510,345
Consumer Staples Distribution & Retail — 0.5%
U.S. Foods Holding Corp.(2)	40,646	$ 3,387,031
		$ 3,387,031
Diversified Telecommunication Services — 1.2%
Zegona Communications PLC(2)	754,249	$ 8,828,188
		$ 8,828,188
Electric Utilities — 1.3%
Iberdrola SA	193,403	$ 3,399,312
NextEra Energy, Inc.	84,558	6,008,692
		$ 9,408,004
Electrical Equipment — 2.1%
AMETEK, Inc.	30,369	$ 5,613,710
Schneider Electric SE	37,208	9,629,178
		$ 15,242,888
Electronic Equipment, Instruments & Components — 0.9%
CDW Corp.	12,345	$ 2,152,721
Keyence Corp.	12,120	4,384,184
		$ 6,536,905
Energy Equipment & Services — 0.5%
Baker Hughes Co.	76,897	$ 3,464,210
		$ 3,464,210

Eaton Vance
Global Equity Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Entertainment — 1.1%
Walt Disney Co.	68,398	$ 8,146,886
		$ 8,146,886
Financial Services — 4.6%
Berkshire Hathaway, Inc., Class B(2)	19,807	$ 9,346,527
Edenred SE	173,982	4,968,592
Global Payments, Inc.	44,532	3,560,333
ORIX Corp.	182,712	4,104,268
Visa, Inc., Class A	18,096	6,251,625
Voya Financial, Inc.	59,483	4,163,810
		$ 32,395,155
Food Products — 1.0%
Nestle SA	79,729	$ 6,966,486
		$ 6,966,486
Gas Utilities — 0.7%
Snam SpA	912,569	$ 5,288,577
		$ 5,288,577
Health Care Equipment & Supplies — 3.8%
Abbott Laboratories	27,122	$ 3,422,525
Alcon AG	24,286	2,129,104
Boston Scientific Corp.(2)	107,672	11,296,946
Coloplast AS, Class B	28,744	2,625,248
Intuitive Surgical, Inc.(2)	9,991	4,806,570
Straumann Holding AG	20,245	2,466,648
		$ 26,747,041
Health Care Providers & Services — 0.6%
Amplifon SpA	166,703	$ 2,806,262
Elevance Health, Inc.	4,762	1,348,027
		$ 4,154,289
Health Care REITs — 0.4%
Healthpeak Properties, Inc.	147,868	$ 2,504,884
		$ 2,504,884
Hotels, Restaurants & Leisure — 4.2%
Amadeus IT Group SA	57,109	$ 4,585,496
Aramark	165,077	7,025,677
Compass Group PLC	275,175	9,669,501
InterContinental Hotels Group PLC	36,034	4,145,356
Marriott International, Inc., Class A	16,205	4,275,365
		$ 29,701,395
Security	Shares	Value
Household Products — 0.8%
Reckitt Benckiser Group PLC	71,602	$ 5,366,266
		$ 5,366,266
Industrial Conglomerates — 1.2%
Siemens AG	33,332	$ 8,489,765
		$ 8,489,765
Insurance — 4.2%
AIA Group Ltd.	403,857	$ 3,765,630
Allstate Corp.	16,578	3,369,478
American International Group, Inc.	54,949	4,265,691
Arch Capital Group Ltd.	8,222	707,585
Assurant, Inc.	18,967	3,552,519
Poste Italiane SpA(1)	326,684	7,057,978
Prudential PLC	265,131	3,363,499
RenaissanceRe Holdings Ltd.	15,787	3,847,923
		$ 29,930,303
Interactive Media & Services — 5.0%
Alphabet, Inc., Class C	109,262	$ 21,072,269
Meta Platforms, Inc., Class A	18,723	14,481,117
		$ 35,553,386
Life Sciences Tools & Services — 0.7%
Danaher Corp.	25,517	$ 5,030,932
		$ 5,030,932
Machinery — 2.4%
IDEX Corp.	25,493	$ 4,168,360
Ingersoll Rand, Inc.	90,452	7,654,953
Parker-Hannifin Corp.	7,290	5,335,551
		$ 17,158,864
Media — 0.4%
Publicis Groupe SA	33,292	$ 3,042,279
		$ 3,042,279
Metals & Mining — 0.7%
Anglo American PLC	87,391	$ 2,459,016
Rio Tinto Ltd.	31,769	2,259,345
		$ 4,718,361
Multi-Utilities — 0.8%
CMS Energy Corp.	23,868	$ 1,761,458

Eaton Vance
Global Equity Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Multi-Utilities (continued)
Hera SpA	890,975	$ 3,812,446
		$ 5,573,904
Oil, Gas & Consumable Fuels — 4.7%
Chevron Corp.	2,887	$ 437,785
EOG Resources, Inc.	114,181	13,704,004
EQT Corp.	85,766	4,609,922
Exxon Mobil Corp.	55,862	6,236,434
OMV AG	31,518	1,605,160
Repsol SA	444,539	6,739,990
		$ 33,333,295
Personal Care Products — 0.6%
L'Oreal Prime De Fidelite(2)	8,246	$ 3,648,714
L'Oreal SA	1,525	674,787
		$ 4,323,501
Pharmaceuticals — 6.7%
AstraZeneca PLC	67,564	$ 9,857,022
Eli Lilly & Co.(3)	31,227	23,110,166
Novo Nordisk AS, Class B	164,839	7,666,327
Zoetis, Inc.	48,942	7,135,254
		$ 47,768,769
Professional Services — 1.0%
Recruit Holdings Co. Ltd.	33,754	$ 2,002,663
RELX PLC	71,514	3,715,944
Verisk Analytics, Inc.	5,322	1,483,295
		$ 7,201,902
Residential REITs — 0.5%
Invitation Homes, Inc.	116,924	$ 3,583,721
		$ 3,583,721
Semiconductors & Semiconductor Equipment — 10.9%
ASML Holding NV	18,556	$ 12,860,661
Broadcom, Inc.	28,744	8,442,113
Infineon Technologies AG	113,160	4,445,277
Micron Technology, Inc.	58,693	6,405,754
NVIDIA Corp.	159,359	28,345,185
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	52,860	12,772,033
Tokyo Electron Ltd.	24,703	3,927,251
		$ 77,198,274
Security	Shares	Value
Software — 5.7%
Adobe, Inc.(2)	14,163	$ 5,065,963
Intuit, Inc.	6,083	4,775,946
Microsoft Corp.(3)	50,196	26,779,566
Salesforce, Inc.	13,744	3,550,488
		$ 40,171,963
Specialty Retail — 1.7%
Lowe's Cos., Inc.	17,778	$ 3,974,627
TJX Cos., Inc.	66,847	8,324,457
		$ 12,299,084
Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	98,553	$ 20,456,646
		$ 20,456,646
Textiles, Apparel & Luxury Goods — 1.0%
Cie Financiere Richemont SA, Class A	24,286	$ 3,965,326
LVMH Moet Hennessy Louis Vuitton SE	6,082	3,264,889
		$ 7,230,215
Trading Companies & Distributors — 0.6%
IMCD NV	38,449	$ 4,214,421
		$ 4,214,421
Total Common Stocks (identified cost $440,777,369)		$700,249,973

Short-Term Investments — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(4)	5,030,947	$ 5,030,947
Total Short-Term Investments (identified cost $5,030,947)		$ 5,030,947
Total Investments — 99.3% (identified cost $445,808,316)		$705,280,920
Other Assets, Less Liabilities — 0.7%		$ 4,867,749
Net Assets — 100.0%		$710,148,669

Eaton Vance
Global Equity Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $18,328,989 or 2.6% of the Fund's net assets.
(2)	Non-income producing security.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2025.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	59.6%	$420,581,356
United Kingdom	8.8	62,219,485
France	7.1	50,130,289
Italy	4.1	28,703,512
Netherlands	3.3	23,366,895
Spain	2.9	20,265,285
Japan	2.0	14,418,366
Germany	1.8	12,935,042
Taiwan	1.8	12,772,033
Switzerland	1.8	12,623,133
Denmark	1.5	10,291,575
Hong Kong	1.0	7,129,129
Poland	0.9	6,132,158
Canada	0.6	3,873,650
Bermuda	0.6	3,847,923
Belgium	0.5	3,671,288
Mexico	0.4	3,077,624
India	0.4	2,918,656
South Africa	0.4	2,459,016
Australia	0.3	2,259,345
Austria	0.2	1,605,160
Total Investments	100.0%	$705,280,920

Eaton Vance
Global Equity Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	107	Long	9/19/25	$ 34,102,238	$ 1,828,208
STOXX 600 Banks Index	(1,740)	Short	9/19/25	(29,174,707)	(1,860,649)
STOXX Europe 600 Index	(152)	Short	9/19/25	(4,742,460)	8,396
					$(24,045)
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
At July 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Equity Price Risk: The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund entered into forward foreign currency exchange contracts during the fiscal year to date ended July 31, 2025.
Affiliated Investments
 At July 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $5,030,947, which represents 0.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$4,553	$173,340,357	$(168,313,963)	$ —	$ —	$5,030,947	$86,732	5,030,947
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Global Equity Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

At July 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 43,700,272	$ 11,870,467	$ —	$ 55,570,739
Consumer Discretionary	43,591,949	32,413,309	—	76,005,258
Consumer Staples	3,387,031	21,241,835	—	24,628,866
Energy	28,452,355	8,345,150	—	36,797,505
Financials	75,115,119	81,391,746	—	156,506,865
Health Care	56,150,420	33,358,210	—	89,508,630
Industrials	30,041,907	48,012,756	—	78,054,663
Information Technology	118,746,415	25,617,373	—	144,363,788
Materials	1,545,049	10,909,520	—	12,454,569
Real Estate	6,088,605	—	—	6,088,605
Utilities	7,770,150	12,500,335	—	20,270,485
Total Common Stocks	$414,589,272	$285,660,701*	$ —	$700,249,973
Short-Term Investments	$ 5,030,947	$ —	$ —	$ 5,030,947
Total Investments	$419,620,219	$285,660,701	$ —	$705,280,920
Futures Contracts	$ 1,836,604	$ —	$ —	$ 1,836,604
Total	$421,456,823	$285,660,701	$ —	$707,117,524
Liability Description
Futures Contracts	$ (1,860,649)	$ —	$ —	$ (1,860,649)
Total	$ (1,860,649)	$ —	$ —	$ (1,860,649)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.